SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Summary of financial information by segment
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment.

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2020 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$5,224	$5,780	$5,458	$2,114	$(1,111)	$17,465	$(2,762)	$28,970	$7,649	$51,322

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$5,825	$6,916	$5,589	$2,204	$(1,284)	$19,250	$(2,884)	$32,621	$7,321	$56,308
1.
The above table provides each segment’s assets in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$248	$283	$266	$104	$—	$901	$(298)	$1,343	$1,946
Costs attributed to revenues	(74)	(138)	(128)	(51)	—	(391)	130	(802)	(1,063)
General and administrative costs	—	—	—	—	(72)	(72)	—	—	(72)
Adjusted EBITDA	174	145	138	53	(72)	438	(168)	541
Other (expense) income	(10)	9	2	2	40	43	(7)	(40)	(4)
Interest expense	(34)	(46)	(34)	(12)	(22)	(148)	46	(145)	(247)
FFO	130	108	106	43	(54)	333	(129)	356
Depreciation and amortization	(42)	(76)	(63)	(41)	—	(222)	92	(245)	(375)
Deferred taxes	(15)	5	(1)	19	(4)	4	(12)	—	(8)
Mark-to-market on hedging items and other	(13)	(32)	(24)	(5)	(102)	(176)	38	(16)	(154)
Share of earnings from associates	—	—	—	—	—	—	11	—	11
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(95)	(95)
Net income (loss) attributable to partnership(2)	$60	$5	$18	$16	$(160)	$(61)	$—	$—	$(61)

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$278	$386	$256	$67	$—	$987	$(369)	$1,067	$1,685
Costs attributed to revenues	(88)	(202)	(133)	(28)	—	(451)	180	(569)	(840)
General and administrative costs	—	—	—	—	(64)	(64)	—	—	(64)
Adjusted EBITDA	190	184	123	39	(64)	472	(189)	498
Other (expense) income	(9)	2	6	1	19	19	(1)	(15)	3
Interest expense	(38)	(51)	(33)	(10)	(22)	(154)	46	(133)	(241)
FFO	143	135	96	30	(67)	337	(144)	350
Depreciation and amortization	(44)	(94)	(65)	(30)	(1)	(234)	105	(194)	(323)
Deferred taxes	(27)	5	3	(1)	1	(19)	14	6	1
Mark-to-market on hedging items and other	44	(37)	(25)	(9)	41	14	(9)	(6)	(1)
Share of earnings from associates	—	—	—	—	—	—	34	—	34
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(156)	(156)
Net income (loss) attributable to partnership(2)	$116	$9	$9	$(10)	$(26)	$98	$—	$—	$98

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$523	$608	$543	$213	$—	$1,887	$(627)	$2,882	$4,142
Costs attributed to revenues	(156)	(297)	(257)	(104)	—	(814)	267	(1,755)	(2,302)
General and administrative costs	—	—	—	—	(133)	(133)	—	—	(133)
Adjusted EBITDA	367	311	286	109	(133)	940	(360)	1,127
Other (expense) income	(22)	8	5	—	59	50	(3)	(69)	(22)
Interest expense	(69)	(91)	(70)	(24)	(45)	(299)	88	(318)	(529)
FFO	276	228	221	85	(119)	691	(275)	740
Depreciation and amortization	(87)	(166)	(127)	(89)	—	(469)	203	(509)	(775)
Deferred taxes	(54)	13	(6)	19	(7)	(35)	(2)	(19)	(56)
Mark-to-market on hedging items and other	(23)	(98)	(49)	(23)	64	(129)	15	(88)	(202)
Share of earnings from associates	—	—	—	—	—	—	59	—	59
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(124)	(124)
Net income (loss) attributable to partnership(2)	$112	$(23)	$39	$(8)	$(62)	$58	$—	$—	$58

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$547	$775	$501	$129	$—	$1,952	$(737)	$2,063	$3,278
Costs attributed to revenues	(176)	(402)	(251)	(54)	—	(883)	357	(1,112)	(1,638)
General and administrative costs	—	—	—	—	(125)	(125)	—	—	(125)
Adjusted EBITDA	371	373	250	75	(125)	944	(380)	951
Other (expense) income	(19)	1	14	2	40	38	2	(53)	(13)
Interest expense	(72)	(100)	(61)	(19)	(42)	(294)	87	(246)	(453)
FFO	280	274	203	58	(127)	688	(291)	652
Depreciation and amortization	(89)	(185)	(124)	(55)	(1)	(454)	203	(364)	(615)
Deferred taxes	(40)	11	1	3	4	(21)	10	—	(11)
Mark-to-market on hedging items and other	33	(77)	(39)	(15)	13	(85)	26	3	(56)
Share of earnings from associates	—	—	—	—	—	—	52	—	52
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(291)	(291)
Net income (loss) attributable to partnership(2)	$184	$23	$41	$(9)	$(111)	$128	$—	$—	$128

1.
The above table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and joint ventures and reflecting the portion of each line item attributable to non-controlling interests.

2.
Includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units, general partner, limited partners and class A shares of BIPC.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Utilities	$211	$245
Transport	1,854	2,398
Energy	1,290	1,267
Data infrastructure	949	1,029
Corporate	32	28
Ending Balance	$4,336	$4,967